UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2014

Multi-Asset Real Return Fund

Goldman Sachs Multi-Asset Real Return Fund

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Investment Process	2

Portfolio Management Discussions and Performance Summaries	3

Schedule of Investments	9

Financial Statements	15

Financial Highlights	18

Notes to the Financial Statements	20

Other Information	32

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s Prospectus.

The Goldman Sachs Multi-Asset Real Return Fund seeks long-term real return by investing in inflation sensitive assets (i.e., investments that, in the judgment of the Investment Adviser, are expected to perform favorably in rising or high inflationary environments). The Fund invests primarily in a portfolio of equity, fixed income and commodity asset classes (the “Underlying Asset Classes”), including derivatives that provide exposure to the Underlying Asset Classes. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risk of default by a counterparty; and liquidity risk. The Fund’s equity investments are subject to market risk, which means that the value of its investments may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investing in real estate investment trusts (REITs) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. The Fund may also invest in fixed income securities, which are subject to the risks associated with debt securities generally, including credit and interest rate risk. The Fund may invest in non-investment grade securities, which involve greater price volatility and present greater risks than higher rated fixed income securities. The value of the Fund’s treasury inflation protected securities (TIPS) generally fluctuates in response to inflationary concerns, and as inflationary concerns decrease, TIPS become less valuable. Any guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Foreign and emerging market investments may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and adverse economic and political developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The Fund’s investments in pooled investment vehicles (including other investment companies, exchange-traded funds, master limited partnerships (MLPs) and publicly traded partnerships (PTPs)) subject it to additional expenses. Investments in MLPs are subject to certain risks, including risks related to limited control and limited rights to vote, potential conflicts of interest, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to force sales at undesirable times or prices. MLPs are also subject to risks relating to their complex tax structure, including the risk that a distribution received by the Fund from an MLP is treated as a return of capital, which may increase the Fund’s tax liability and require the Fund to restate the character of its distributions and amend shareholder tax reporting previously issued, and the risk that an MLP could lose its tax status as a partnership, resulting in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund. Risks of PTPs may include potential lack of liquidity and limitations on voting and distribution rights.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

What Differentiates Goldman Sachs Multi-Asset Real Return Fund’s Investment Process?

The Goldman Sachs Multi-Asset Real Return Fund (the “Fund”) seeks to achieve long-term real return. The Fund invests primarily in a portfolio of equity, fixed income and commodity securities in an attempt to perform favorably in rising or high inflationary environments. The Fund seeks to provide exposure beyond traditional asset classes to protect against a broader set of inflation catalysts in various market environments.

■	Inflation-sensitive assets tend to move in the same direction as inflation which may preserve real portfolio returns.

■	We seek to provide access to investments that have historically provided the necessary growth to protect purchasing power in periods of high or rising inflation.

■	Traditional stocks and bonds may not be able to provide the necessary diversification to improve portfolio returns across changing market environments.

■	The Fund invests in a diversified portfolio in an attempt to provide investors with lower volatility over the long-term.

■	We utilize a comprehensive investment process that opportunistically shifts portfolio assets through long-term strategic allocation, tactical adjustments, underlying security selection and active risk management.

■	The flexibility in our investment process helps us to respond to ever-changing markets and to balance the portfolio’s risk and potential return.

■	We have a robust risk management framework, with multiple layers of oversight at the strategic allocation, security selection and firm levels.

PORTFOLIO RESULTS

Goldman Sachs Multi-Asset Real Return Fund

Investment Objective

The Fund seeks to achieve long-term real return.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Global Portfolio Solutions Team discusses the Goldman Sachs Multi-Asset Real Return Fund’s (the “Fund”) performance and positioning for the six-month period ended April 30, 2014 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, I, IR and R Shares generated cumulative total returns, without sales charges, of 4.56%, 4.09%, 4.79%, 4.70% and 4.45%, respectively. These returns compare to the 0.22% cumulative total return of the Fund’s benchmark, the Barclays 1-10 Year U.S. TIPS Index (the “Index”), during the same time period.

Q	What economic and market factors most influenced the Fund during the Reporting Period?

A	As the Reporting Period began with the last two months of 2013, equity markets performed well, marked by an especially strong December 2013, while interest rates continued to rise. The yield on the 10-year U.S. Treasury note finished 2013 just above 3%. Equity markets then experienced a rocky start as 2014 began, following geopolitical uncertainties and softer economic data. However, equity markets largely reversed those early 2014 losses in the months following through April 30, 2014. While concerns about geopolitical upset in Thailand and Ukraine, in particular, weighed on investor sentiment and increased overall risk aversion, investors largely shrugged off a continued soft economic data patch in the U.S., attributing it primarily to unusually harsh winter weather conditions. Indeed, toward the end of the Reporting Period, data appeared to indicate some economic strengthening across the U.S. and Europe, although inflation, in terms of prices or wages, had yet to materialize. Meanwhile, the yield on the 10-year U.S. Treasury note declined to less than 2.65% by the end of April 2014. This decrease along with persistently low interest rate levels heightened investor attention on the Federal Reserve’s (the “Fed”) interest rate policy, notably the anticipated timing around the beginning of the tightening cycle.

For the Reporting Period overall, riskier assets rallied across the globe, especially equities. Within the U.S. equity market, defensive sectors outperformed cyclical sectors, and large-cap stocks outperformed small-cap stocks, as investors continued to search for yield. Also boosted in part by the tailwinds of the 10-year U.S. Treasury note yield decline and of investors’ appetite for yield were Master Limited Partnerships (“MLPs”) and real estate investment trusts (“REITs”), which, as measured by the Alerian MLP Index and the Wilshire U.S. Real Estate Securities Index, respectively, posted solid gains during the Reporting Period. The broad commodity market also performed well during the Reporting Period, as supply disruptions like harsh winter weather and geopolitical tensions drove up prices, especially of agricultural commodities. The exception was industrial metals, which were weaker on concerns about a slowing Chinese economy.

The fixed income market overall lagged equities during the Reporting Period. Emerging markets local debt, as measured by the JPMorgan GBI-EM Global Diversified Index (unhedged, in USD), posted a negative return, driven by changes in local interest rates and currency depreciation. U.S. Treasury inflation-protected securities (“TIPS”), as measured by the Barclays U.S. TIPS Index, posted positive, albeit quite modest, returns, given Fed tapering, suggestions the Fed might begin raising interest rates as early as mid-2015 and subdued inflation.

The percent change of the U.S. Consumer Price Index (“CPI”) for the 12-months ended April 2014 was 2.0%. This

PORTFOLIO RESULTS

compares to a 1.5% increase for the 12 months ending March 2014 and was the largest 12-month increase since July 2013. The core CPI, which excludes food and energy, for the same time period was 1.8%. The energy index of the CPI rose 3.3%, and the food index advanced 1.9% over the same time span.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks real return by investing in inflation sensitive assets, i.e. investments that, in our judgment, are expected to perform favorably in rising or high inflationary environments. Real return is the return on an investment in excess of inflation. Inflation is a sustained increase in prices that erodes the purchasing power of money. The Fund invests primarily in a portfolio of equity, fixed income and commodity asset classes — known as the Underlying Asset Classes — including in derivatives that provide exposure to the Underlying Asset Classes. We seek to allocate the Fund’s risk across a range of exposures, which may vary depending on the market environment. We may also make short-term to medium-term adjustments to the Fund’s asset allocation based on tactical views on the Underlying Asset Classes.

During the Reporting Period, the Fund performed well, as overall it was prudently positioned for stronger U.S. economic growth. The Fund’s outperformance of the Index was primarily driven by strategic asset allocation. Strategically, the Fund benefited most from its exposure to equity assets, including inflation-sensitive equity sectors, MLPs, REITs and global infrastructure equities, via a variety of underlying investments. The Fund’s strategic allocation to commodities and its exposure to fixed income assets overall each had a positive, but materially more modest, impact on results during the Reporting Period, but exposure to emerging markets local debt detracted from performance.

The performance of underlying investments also contributed positively to the Fund’s relative results during the Reporting Period, albeit modestly. Active security selection amongst MLPs proved most effective, largely offset by the detracting impact of the Fund’s underlying investment in commodities via a passive diversified commodities publicly traded partnership. Within the MLP strategy, the Fund benefited from its ownership of what we considered to be quality companies with effective management teams, strong balance sheets and favorable commodity and geographical exposures. Tactical asset allocation decisions overall had a rather neutral impact on the Fund’s relative results, with gains posted earlier in the Reporting Period being offset by later losses. However, the Fund’s tactical interest rate curve and duration positioning detracted.

Q	How was the Fund positioned during the Reporting Period?

A	At the start of the Reporting Period, the Fund had approximately 13.0% of its total net assets invested in commodity-related investments; approximately 42.5% of its total net assets invested in equity-related investments; and 45.0% of its total net assets invested in fixed income-related investments. The strategic asset allocation of the Fund reflects a risk-based allocation approach to increase diversification[1] across the portfolio.

Q	How did you tactically manage the Fund’s allocations during the Reporting Period?

A	Consistent with our views regarding improving economic growth and rising interest rates, we reduced the Fund’s interest rate duration and added exposure to risk assets, including global equities, during the Reporting Period. The Fund’s increased allocation to global equities benefited its relative results during the Reporting Period, as global equities rallied. However, its shorter duration stance hampered performance, as interest rates rose in the last two months of 2013 but then declined year-to-date through April 30, 2014. Duration is a measure of sensitivity to changes in interest rates. We did not make any additional significant changes to the Fund during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, the Fund used interest rate swaps to take tactical interest rate curve shape positions. More specifically, the Fund maintained a U.S. Treasury curve steepener strategy via interest rate swaps on the three-year and 10-year points on the U.S. Treasury yield curve. A U.S. Treasury curve steepener strategy is one that uses derivatives to benefit from escalating yield differences that occur as a result of increases in the yield curve between two U.S. Treasury bonds of different maturities. This strategy can be effective in certain macroeconomic scenarios in which the price of the longer term U.S. Treasury is driven down. However, as the differences between these two points on the U.S. Treasury yield curve actually narrowed, or the yield

[1]	Diversification does not protect an investor from market risk and does not ensure a profit.

PORTFOLIO RESULTS

curve flattened, during the Reporting Period, such a positioning strategy detracted. The Fund also used U.S. equity futures during the Reporting Period to tactically adjust the amount of risk incurred from exposure to equities. In addition, some of the Fund’s underlying fund investments used derivatives during the Reporting Period to manage duration along the yield curve, to apply their active investment views with greater versatility and to afford greater risk management precision. As market conditions warranted during the Reporting Period, some of these underlying funds engaged in interest rate swaps, swaptions (or options on interest rate swap contracts) and futures.

Q	How was the Fund positioned at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund had approximately 11.6% of its total net assets invested in commodity-related investments (including exchange-traded funds (ETFs)); 36.3% of its total net assets invested in equity-related investments (including ETFs); 39.9% of its total net assets invested in fixed income-related investments, and 12.2% in short-term investments and other assets/liabilities.

Q	What is the Fund’s tactical asset allocation view and strategy for the months ahead?

A	At the end of the Reporting Period, we continued to have strong conviction in our investment process and our market views, expecting a return to strong economic growth that is followed by a moderately rising interest rate environment. Given this view, we intend to maintain the Fund’s sizable allocation to global equities and its shorter duration stance than that of the Index. Within the Fund’s equity allocation, we favor developed markets over emerging markets given our belief that improved global economic growth may well first resume in developed markets. At the same time, we intend to continue to monitor emerging markets for an attractive entry point. We also intend to revisit the Fund’s commodity exposure, as we believe energy may outperform other commodities, such as agriculture and precious metals, in the near- to medium-term.

Overall, at the end of the Reporting Period, we maintained our 2014 inflation forecast for the U.S. at 1.6% versus the consensus forecast of approximately 1.7%, and we believed U.S. inflation is likely to stay below the Fed’s target of 2% this year. The latest available inflation figures were higher than the very subdued figures seen in 2013 and early 2014, which could pose an upside risk to the Fed’s target and our forecast as well. However, given that the underlying rate of inflation remains at or below the Fed’s target and the markets appear to be pricing in a more dovish Fed, this may not, for the near term, impact the pace of Fed tapering or rate hikes.

FUND BASICS

Multi-Asset Real Return Fund

as of April 30, 2014

PERFORMANCE REVIEW
November 1, 2013–April 30, 2014	Fund Total Return (based on NAV)[1]	Barclays 1-10 Year U.S. TIPS Index[2]
Class A	4.56%	0.22%
Class C	4.09	0.22
Institutional	4.79	0.22
Class IR	4.70	0.22
Class R	4.45	0.22

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Barclays 1-10 Year U.S. TIPS Index is an unmanaged index comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/14	Since Inception	Inception Date
Class A	1.15%	8/30/2013
Class C	5.52	8/30/2013
Institutional	7.24	8/30/2013
Class IR	7.15	8/30/2013
Class R	6.79	8/30/2013

[3]	The Standardized Total Returns are cumulative total returns (only if performance is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.50% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.26%	5.95%
Class C	2.01	6.70
Institutional	0.90	5.58
Class IR	1.08	5.75
Class R	1.54	6.22

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/14[5]
Holding	% of Net Assets	Line of Business
Simon Property Group, Inc.	1.0%	Real Estate Investment Trusts
Exxon Mobil Corp.	1.0	Oil, Gas & Consumable Fuels
Enterprise Products Partners, LP	0.8	Oil, Gas & Consumable Fuels
The Williams Cos., Inc.	0.6	Oil, Gas & Consumable Fuels
Plains All American Pipeline, LP	0.6	Oil, Gas & Consumable Fuels
The Procter & Gamble Co.	0.6	Household Products
Chevron Corp.	0.5	Oil, Gas & Consumable Fuels
Sunoco Logistics Partners, LP	0.5	Oil, Gas & Consumable Fuels
Johnson & Johnson	0.5	Pharmaceuticals
AvalonBay Communities, Inc.	0.5	Real Estate Investment Trusts

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATION[6]
As of April 30, 2014

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – 31.8%
Beverages – 0.9%
47	Beam, Inc.	$3,923
41	Brown-Forman Corp. Class B	3,679
67	Coca-Cola Enterprises, Inc.	3,044
46	Constellation Brands, Inc. Class A*	3,673
57	Dr. Pepper Snapple Group, Inc.	3,159
46	Molson Coors Brewing Co. Class B	2,759
38	Monster Beverage Corp.*	2,544
416	PepsiCo., Inc.	35,730
3	The Boston Beer Co., Inc. Class A*	738
1,032	The Coca-Cola Co.	42,095

		101,344

Biotechnology – 0.7%
42	Alexion Pharmaceuticals, Inc.*	6,644
147	Amgen, Inc.	16,427
47	Biogen Idec, Inc.*	13,495
82	Celgene Corp.*	12,055
18	Cubist Pharmaceuticals, Inc.*	1,261
301	Gilead Sciences, Inc.*	23,626
16	Regeneron Pharmaceuticals, Inc.*	4,750
9	United Therapeutics Corp.*	900
48	Vertex Pharmaceuticals, Inc.*	3,250

		82,408

Chemicals – 2.9%
132	Air Products & Chemicals, Inc.	15,513
45	Airgas, Inc.	4,782
56	Albemarle Corp.	3,754
47	Ashland, Inc.	4,540
26	Balchem Corp.	1,611
41	Cabot Corp.	2,370
56	Calgon Carbon Corp.*	1,122
36	CF Industries Holdings, Inc.	8,826
26	Cytec Industries, Inc.	2,478
570	E.I. du Pont de Nemours and Co.	38,372
97	Eastman Chemical Co.	8,455
172	Ecolab, Inc.	17,998
33	Flotek Industries, Inc.*	924
87	FMC Corp.	6,699
42	H.B. Fuller Co.	1,946
22	Innophos Holdings, Inc.	1,242
55	International Flavors & Fragrances, Inc.	5,419
47	Intrepid Potash, Inc.*	766
24	Koppers Holdings, Inc.	1,025
262	LyondellBasell Industries NV Class A	24,235
29	Minerals Technologies, Inc.	1,725
328	Monsanto Co.	36,310
8	NewMarket Corp.	2,979
70	Olin Corp.	1,967
34	OM Group, Inc.	996
73	PolyOne Corp.	2,735
85	PPG Industries, Inc.	16,458
176	Praxair, Inc.	22,977
12	Quaker Chemical Corp.	893
90	RPM International, Inc.	3,839
40	Sensient Technologies Corp.	2,162

Common Stocks – (continued)
Chemicals – (continued)
77	Sigma-Aldrich Corp.	$7,408
759	The Dow Chemical Co.	37,874
204	The Mosaic Co.	10,208
31	The Scotts Miracle-Gro Co. Class A	1,898
54	The Sherwin-Williams Co.	10,791
57	The Valspar Corp.	4,163

		317,460

Construction Materials – 0.1%
32	Eagle Materials, Inc.	2,666
62	Headwaters, Inc.*	774
32	Martin Marietta Materials, Inc.	3,978
17	Texas Industries, Inc.*	1,474
86	Vulcan Materials Co.	5,550

		14,442

Containers & Packaging – 0.4%
42	AptarGroup, Inc.	2,832
62	Avery Dennison Corp.	3,017
83	Ball Corp.	4,664
77	Bemis Co., Inc.	3,098
24	Greif, Inc. Class A	1,300
109	MeadWestvaco Corp.	4,259
111	Owens-Illinois, Inc.*	3,527
65	Packaging Corp. of America	4,331
47	Rock-Tenn Co. Class A	4,494
129	Sealed Air Corp.	4,426
37	Silgan Holdings, Inc.	1,841
68	Sonoco Products Co.	2,861

		40,650

Energy Equipment & Services – 0.9%
18	Atwood Oceanics, Inc.*	892
124	Baker Hughes, Inc.	8,668
10	Bristow Group, Inc.	768
66	Cameron International Corp.*	4,287
5	CARBO Ceramics, Inc.	700
23	Diamond Offshore Drilling, Inc.	1,256
27	Dresser-Rand Group, Inc.*	1,632
14	Dril-Quip, Inc.*	1,584
63	Ensco PLC Class A	3,178
16	Exterran Holdings, Inc.	688
62	FMC Technologies, Inc.*	3,515
213	Halliburton Co.	13,434
37	Helix Energy Solutions Group, Inc.*	890
32	Helmerich & Payne, Inc.	3,477
84	Nabors Industries Ltd.	2,144
108	National Oilwell Varco, Inc.	8,481
72	Noble Corp. PLC	2,218
30	Oceaneering International, Inc.	2,198
16	Oil States International, Inc.*	1,554
36	Patterson-UTI Energy, Inc.	1,171
47	Rowan Cos. PLC Class A*	1,453
328	Schlumberger Ltd.	33,309
59	Superior Energy Services, Inc.	1,942
92	Transocean Ltd.	3,963

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
13	Unit Corp.*	$857

		104,259

Food & Staples Retailing – 1.0%
26	Casey’s General Stores, Inc.	1,785
120	Costco Wholesale Corp.	13,882
321	CVS Caremark Corp.	23,343
73	Safeway, Inc.	2,486
158	Sysco Corp.	5,756
139	The Kroger Co.	6,400
20	United Natural Foods, Inc.*	1,381
450	Wal-Mart Stores, Inc.	35,869
241	Walgreen Co.	16,364
103	Whole Foods Market, Inc.	5,119

		112,385

Food Products – 0.8%
182	Archer-Daniels-Midland Co.	7,959
50	Campbell Soup Co.	2,274
105	ConAgra Foods, Inc.	3,204
35	Darling International, Inc.*	700
109	Flowers Foods, Inc.	2,237
157	General Mills, Inc.	8,324
39	Hillshire Brands Co.	1,390
48	Hormel Foods Corp.	2,289
24	Ingredion, Inc.	1,691
61	Kellogg Co.	4,077
32	Keurig Green Mountain, Inc.	2,998
152	Kraft Foods Group, Inc.	8,643
9	Lancaster Colony Corp.	854
46	McCormick & Co., Inc.	3,275
52	Mead Johnson Nutrition Co.	4,589
490	Mondelez International, Inc. Class A	17,468
15	Post Holdings, Inc.*	784
13	The Hain Celestial Group, Inc.*	1,118
37	The Hershey Co.	3,561
40	The J.M. Smucker Co.	3,867
15	TreeHouse Foods, Inc.*	1,123
72	Tyson Foods, Inc. Class A	3,022
72	WhiteWave Foods Co. Class A*	1,994

		87,441

Health Care Equipment & Supplies – 0.7%
305	Abbott Laboratories	11,816
20	Align Technology, Inc.*	1,008
106	Baxter International, Inc.	7,716
35	Becton Dickinson & Co.	3,956
278	Boston Scientific Corp.*	3,505
19	C.R. Bard, Inc.	2,609
53	CareFusion Corp.*	2,070
97	Covidien PLC	6,911
47	DENTSPLY International, Inc.	2,098
29	Edwards Lifesciences Corp.*	2,363
68	Hologic, Inc.*	1,427
7	IDEXX Laboratories, Inc.*	885
8	Intuitive Surgical, Inc.*	2,894

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
195	Medtronic, Inc.	$11,470
9	Sirona Dental Systems, Inc.*	677
64	St. Jude Medical, Inc.	4,062
63	Stryker Corp.	4,898
11	The Cooper Cos., Inc.	1,451
24	Varian Medical Systems, Inc.*	1,909
42	Zimmer Holdings, Inc.	4,065

		77,790

Health Care Providers & Services – 0.7%
78	Aetna, Inc.	5,573
48	AmerisourceBergen Corp.	3,129
72	Cardinal Health, Inc.	5,005
17	Centene Corp.*	1,129
58	CIGNA Corp.	4,642
28	Community Health Systems, Inc.*	1,061
38	DaVita HealthCare Partners, Inc.*	2,633
146	Express Scripts Holding Co.*	9,721
23	Henry Schein, Inc.*	2,627
33	Humana, Inc.	3,622
25	Laboratory Corp. of America Holdings*	2,467
45	McKesson Corp.	7,614
32	MEDNAX, Inc.*	1,896
26	Omnicare, Inc.	1,541
42	Quest Diagnostics, Inc.	2,349
24	Tenet Healthcare Corp.*	1,082
198	UnitedHealth Group, Inc.	14,858
18	Universal Health Services, Inc. Class B	1,472
11	WellCare Health Plans, Inc.*	742
62	WellPoint, Inc.	6,242

		79,405

Health Care Technology* – 0.0%
49	Allscripts Healthcare Solutions, Inc.	746
67	Cerner Corp.	3,437

		4,183

Hotels, Restaurants & Leisure* – 0.2%
331	Hyatt Hotels Corp. Class A	18,629

Household Products – 0.9%
50	Church & Dwight Co., Inc.	3,450
239	Colgate-Palmolive Co.	16,085
19	Energizer Holdings, Inc.	2,122
94	Kimberly-Clark Corp.	10,551
41	The Clorox Co.	3,719
741	The Procter & Gamble Co.	61,170

		97,097

IT Services* – 0.0%
11	Blackhawk Network Holdings, Inc. Class B	253

Life Sciences Tools & Services – 0.2%
75	Agilent Technologies, Inc.	4,053
16	Covance, Inc.*	1,412
8	Mettler-Toledo International, Inc.*	1,865

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
16	PAREXEL International Corp.*	$726
73	Thermo Fisher Scientific, Inc.	8,322
22	Waters Corp.*	2,168

		18,546

Metals & Mining – 0.7%
114	AK Steel Holding Corp.*	798
662	Alcoa, Inc.	8,917
83	Allegheny Technologies, Inc.	3,420
33	Carpenter Technology Corp.	2,072
113	Cliffs Natural Resources, Inc.	2,002
102	Commercial Metals Co.	1,958
24	Compass Minerals International, Inc.	2,198
644	Freeport-McMoRan Copper & Gold, Inc.	22,134
37	Globe Specialty Metals, Inc.	717
318	Newmont Mining Corp.	7,896
193	Nucor Corp.	9,988
53	Reliance Steel & Aluminum Co.	3,754
46	Royal Gold, Inc.	3,045
29	RTI International Metals, Inc.*	817
165	Steel Dynamics, Inc.	3,015
92	Stillwater Mining Co.*	1,452
67	SunCoke Energy, Inc.*	1,398
108	United States Steel Corp.	2,810
32	US Silica Holdings, Inc.	1,446
45	Worthington Industries, Inc.	1,656

		81,493

Oil, Gas & Consumable Fuels – 9.7%
700	Access Midstream Partners LP	41,545
123	Anadarko Petroleum Corp.	12,179
98	Apache Corp.	8,506
600	Buckeye Partners LP	45,726
106	Cabot Oil & Gas Corp.	4,164
14	Carrizo Oil & Gas, Inc.*	770
132	Chesapeake Energy Corp.	3,795
486	Chevron Corp.	61,003
26	Cimarex Energy Co.	3,097
308	ConocoPhillips	22,887
62	CONSOL Energy, Inc.	2,760
800	DCP Midstream Partners LP	42,800
101	Denbury Resources, Inc.	1,699
96	Devon Energy Corp.	6,720
26	Energen Corp.	2,026
750	Energy Transfer Equity LP	34,943
1,200	Enterprise Products Partners LP	87,756
134	EOG Resources, Inc.	13,132
40	EQT Corp.	4,360
1,107	Exxon Mobil Corp.	113,368
850	Genesis Energy LP	47,107
20	Gulfport Energy Corp.*	1,473
75	Hess Corp.	6,687
54	HollyFrontier Corp.	2,840
156	Kinder Morgan, Inc.	5,095
700	Magellan Midstream Partners LP	51,947
181	Marathon Oil Corp.	6,543

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
83	Marathon Petroleum Corp.	$7,715
325	MarkWest Energy Partners LP	20,586
47	Murphy Oil Corp.	2,981
54	Newfield Exploration Co.*	1,828
88	Noble Energy, Inc.	6,317
197	Occidental Petroleum Corp.	18,863
253	ONEOK, Inc.	15,995
13	PDC Energy, Inc.*	828
76	Peabody Energy Corp.	1,445
156	Phillips 66	12,982
34	Pioneer Natural Resources Co.	6,571
1,100	Plains All American Pipeline LP	61,380
60	QEP Resources, Inc.	1,841
41	Range Resources Corp.	3,708
20	Rosetta Resources, Inc.*	947
22	SM Energy Co.	1,631
90	Southwestern Energy Co.*	4,309
861	Spectra Energy Corp.	34,190
19	Stone Energy Corp.*	932
650	Sunoco Logistics Partners LP	59,124
250	Targa Resources Corp.	26,998
600	Targa Resources Partners LP	35,526
35	Tesoro Corp.	1,970
550	Tesoro Logistics LP	35,145
1,467	The Williams Cos., Inc.	61,863
137	Valero Energy Corp.	7,832
24	World Fuel Services Corp.	1,093
66	WPX Energy, Inc.*	1,404

		1,070,932

Paper & Forest Products – 0.2%
18	Clearwater Paper Corp.*	1,105
24	Domtar Corp.	2,241
274	International Paper Co.	12,782
58	KapStone Paper and Packaging Corp.*	1,530
96	Louisiana-Pacific Corp.*	1,574
41	PH Glatfelter Co.	1,046
24	Schweitzer-Mauduit International, Inc.	1,047

		21,325

Personal Products – 0.1%
122	Avon Products, Inc.	1,864
70	The Estee Lauder Cos., Inc. Class A	5,080

		6,944

Pharmaceuticals – 1.9%
316	AbbVie, Inc.	16,457
30	Actavis PLC*	6,130
60	Allergan, Inc.	9,950
320	Bristol-Myers Squibb Co.	16,029
194	Eli Lilly & Co.	11,465
25	Endo International PLC*	1,574
46	Forest Laboratories, Inc.*	4,228
44	Hospira, Inc.*	2,015
543	Johnson & Johnson	55,001
571	Merck & Co., Inc.	33,438

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
78	Mylan, Inc.*	$3,961
19	Perrigo Co. PLC	2,752
1,203	Pfizer, Inc.	37,630
13	Questcor Pharmaceuticals, Inc.	1,068
13	Salix Pharmaceuticals Ltd.*	1,430
94	Zoetis, Inc.	2,845

		205,973

Real Estate Investment Trusts – 8.2%
707	Acadia Realty Trust	19,181
456	American Campus Communities, Inc.	17,419
197	American Tower Corp.	16,453
397	AvalonBay Communities, Inc.	54,210
314	Boston Properties, Inc.	36,782
875	Brixmor Property Group, Inc.	19,215
371	Camden Property Trust	25,410
993	CBL & Associates Properties, Inc.	18,043
859	Chesapeake Lodging Trust	23,184
479	Corporate Office Properties Trust	12,813
1,065	CubeSmart	19,809
2,211	DCT Industrial Trust, Inc.	17,290
1,083	DDR Corp.	18,595
862	Douglas Emmett, Inc.	23,791
388	Equity Residential	23,063
187	Essex Property Trust, Inc.	32,400
126	Federal Realty Investment Trust	14,810
373	HCP, Inc.	15,614
229	Health Care REIT, Inc.	14,448
564	Highwoods Properties, Inc.	22,757
204	Mack-Cali Realty Corp.	4,155
316	National Health Investors, Inc.	19,494
967	Parkway Properties, Inc.	18,238
399	Pebblebrook Hotel Trust	13,742
480	Post Properties, Inc.	24,101
1,085	ProLogis, Inc.	44,083
157	PS Business Parks, Inc.	13,466
156	Public Storage	27,380
740	RLJ Lodging Trust	19,736
666	Simon Property Group, Inc.	115,351
237	SL Green Realty Corp.	24,816
1,548	Strategic Hotels & Resorts, Inc.*	16,703
378	Tanger Factory Outlet Centers, Inc.	13,487
327	Taubman Centers, Inc.	23,819
628	Terreno Realty Corp.	11,474
711	Ventas, Inc.	46,983
272	Vornado Realty Trust	27,907

		910,222

Tobacco – 0.6%
547	Altria Group, Inc.	21,940
104	Lorillard, Inc.	6,180
439	Philip Morris International, Inc.	37,504
89	Reynolds American, Inc.	5,022

Common Stocks – (continued)
Tobacco – (continued)
15	Universal Corp.	$818

		71,464

TOTAL COMMON STOCKS
(Cost $3,051,034)		$3,524,645

Exchange Traded Funds – 16.0%
11,818	iShares Global Infrastructure ETF	$499,429
48,541	PowerShares DB Commodity Index Tracking Fund – PTP*	1,281,968

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,713,669)		$1,781,397

Investment Companies(a) – 39.9%
101,076	Goldman Sachs Inflation Protected Securities Fund	$1,060,288
40,544	Goldman Sachs Local Emerging Markets Debt Fund	342,595
284,918	Goldman Sachs Strategic Income Fund	3,020,128

TOTAL INVESTMENT COMPANIES
(Cost $4,376,382)		$4,423,011

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 11.7%
Repurchase Agreement – 11.7%
Joint Repurchase Agreement Account II
$1,300,000	0.056%	05/01/14	$1,300,000
(Cost $1,300,000)

TOTAL INVESTMENTS – 99.4%
(Cost $10,441,085)			$11,029,053

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			66,285

NET ASSETS – 100.0%			$11,095,338

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Represents an affiliated issuer.
(b)	Joint repurchase agreement was entered into on April 30, 2014. Additional information appears on page 14.

Investment Abbreviations:
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
PTP	—Publicly Traded Partnership
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Euro Stoxx 50 Index	5	June 2014	$218,161	$9,580
FTSE 100 Index	3	June 2014	341,622	9,721
S&P 500 E-Mini Index	9	June 2014	845,055	17,138
Topix Index	1	June 2014	113,024	(6,642)
TOTAL				$29,797

SWAP CONTRACTS — At April 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
$3,000	09/18/16	1.013%	3 month LIBOR	$12	$25,189
1,000	09/18/23	3 month LIBOR	3.053%	7	(35,681)
TOTAL				$19	$(10,492)

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2014, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of May 1, 2014, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$1,300,000	$1,300,002	$1,332,070

REPURCHASE AGREEMENTS — At April 30, 2014, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.060%	$267,896
Citigroup Global Capital Markets, Inc.	0.060	199,747
Merrill Lynch & Co., Inc.	0.050	323,214
TD Securities USA LLC	0.050	164,498
TD Securities USA LLC	0.060	164,497
Wells Fargo Securities LLC	0.060	180,148
TOTAL		$1,300,000

At April 30, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	0.155 to 0.181%	10/01/15 to 06/03/16
Federal Home Loan Bank	5.375	05/18/16
Federal Home Loan Bank Discount Notes	0.000	10/24/14
Federal Home Loan Mortgage Corp.	0.500 to 6.000	04/17/15 to 05/01/44
Federal National Mortgage Association	1.375 to 7.000	03/01/15 to 05/01/44
Government National Mortgage Association	3.000 to 9.000	06/15/20 to 03/20/44
U.S. Treasury Coupon-Only Stripped Security	0.000	05/15/23
U.S. Treasury Notes	0.250 to 7.500	02/28/15 to 11/15/16

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $4,764,703)	$5,306,042
Investments of affiliated issuers, at value (cost $4,376,382)	4,423,011
Repurchase agreement, at value which equals cost	1,300,000
Cash	83,725
Receivables:
Collateral on certain derivative contracts(a)	101,595
Reimbursement from investment adviser	36,826
Dividends and interest	13,028
Variation margin on certain derivative contracts	3,638
Deferred offering costs	69,184
Total assets	11,337,049

Liabilities:
Payables:
Investments purchased	8,121
Amounts owed to affiliates	5,085
Accrued expenses and other liabilities	228,505
Total liabilities	241,711

Net Assets:
Paid-in capital	10,359,014
Undistributed net investment income	16,232
Accumulated net realized gain	112,819
Net unrealized gain	607,273
NET ASSETS	$11,095,338
Net Assets:
Class A	$24,200
Class C	10,767
Institutional	11,006,272
Class IR	27,095
Class R	27,004
Total Net Assets	$11,095,338
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,258
Class C	1,007
Institutional	1,026,484
Class IR	2,527
Class R	2,521
Net asset value, offering and redemption price per share:(b)
Class A	$10.72
Class C	10.69
Institutional	10.72
Class IR	10.72
Class R	10.71

(a)	Includes amounts segregated for initial margin on futures transactions and swaps transactions of $78,187 and $23,408, respectively.
(b)	Maximum public offering price per share for Class A Shares of the fund is $11.34. At redemption, Class C shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Statement of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

Investment income:
Dividends — unaffiliated issuers	$54,205
Dividends — affiliated issuers	53,204
Total investment income	107,409

Expenses:
Amortization of offering costs	100,180
Professional fees	48,054
Management fees	37,191
Printing and mailing costs	30,683
Custody, accounting and administrative services	24,129
Registration fees	22,757
Trustee fees	7,129
Transfer Agent fees(a)	2,184
Distribution and Service fees(a)	137
Other	632
Total expenses	273,076
Less — expense reductions	(240,270)
Net expenses	32,806
NET INVESTMENT INCOME	74,603

Realized and unrealized gain (loss):
Capital gain distributions from Affiliated Underlying Funds	16,196
Net realized gain (loss) from:
Investments — unaffiliated	58,809
Investments — affiliated	4,593
Futures contracts	58,105
Swap contracts	(656)
Net change in unrealized gain (loss) on:
Investments — unaffiliated	319,431
Investments — affiliated	(24,790)
Futures contracts	5,652
Swap contracts	(6,372)
Net realized and unrealized gain	430,968
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$505,571

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

Distribution and Service Fees			Transfer Agent Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Class IR	Class R
$20	$52	$65	$16	$10	$2,109	$25	$24

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Period Ended October 31, 2013(a)
From operations:
Net investment income	$74,603	$19,737
Net realized gain	137,047	20,677
Net change in unrealized gain	293,921	313,352
Net increase in net assets resulting from operations	505,571	353,766

Distributions to shareholders:
From net investment income
Class A Shares	(57)	—
Class C Shares	(26)	—
Institutional Shares	(78,196)	—
Class IR Shares	(170)	—
Class R Shares	(106)	—
From net realized gains
Class A Shares	(44)	—
Class C Shares	(44)	—
Institutional Shares	(44,596)	—
Class IR Shares	(111)	—
Class R Shares	(111)	—
Total distributions to shareholders	(123,461)	—

From share transactions:
Proceeds from sales of shares	104,000	10,132,061
Reinvestment of distributions	123,461	—
Cost of shares redeemed	—	(60)
Net increase in net assets resulting from share transactions	227,461	10,132,001
TOTAL INCREASE	609,571	10,485,767

Net assets:
Beginning of period	10,485,767	—
End of period	$11,095,338	$10,485,767
Undistributed net investment income	$16,232	$20,184

(a)	Commenced operations on August 30, 2013.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2014 - A	$10.35	$0.05		$0.42	$0.47	$(0.06)	$(0.04)	$(0.10)
2014 - C	10.34	0.01		0.41	0.42	(0.03)	(0.04)	(0.07)
2014 - Institutional	10.35	0.07		0.42	0.49	(0.08)	(0.04)	(0.12)
2014 - IR	10.35	0.07		0.41	0.48	(0.07)	(0.04)	(0.11)
2014 - R	10.34	0.04		0.42	0.46	(0.05)	(0.04)	(0.09)

FOR THE PERIOD ENDED OCTOBER 31,
2013 - A (Commenced August 30, 2013)	10.00	0.01		0.34	0.35	—	—	—
2013 - C (Commenced August 30, 2013)	10.00	—	(f)	0.34	0.34	—	—	—
2013 - Institutional (Commenced August 30, 2013)	10.00	0.02		0.33	0.35	—	—	—
2013 - IR (Commenced August 30, 2013)	10.00	0.02		0.33	0.35	—	—	—
2013 - R (Commenced August 30, 2013)	10.00	0.01		0.33	0.34	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Amount is less than $0.005 per share.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)(d)	Ratio of total expenses to average net assets(c)(d)	Ratio of net investment income to average net assets(c)	Portfolio turnover rate(e)

$10.72	4.56%	$24	1.03%	4.55%	0.91%	6%
10.69	4.09	11	1.77	5.35	0.25	6
10.72	4.79	11,006	0.61	4.18	1.41	6
10.72	4.70	27	0.75	4.32	1.27	6
10.71	4.45	27	1.26	4.83	0.77	6

10.35	3.50	10	0.97	5.91	0.80	4
10.34	3.40	10	1.72	6.66	0.06	4
10.35	3.50	10,413	0.61	5.54	1.16	4
10.35	3.50	26	0.79	5.71	0.98	4
10.34	3.40	26	1.25	6.18	0.52	4

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Notes to Financial Statements

April 30, 2014 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Multi-Asset Real Return Fund (the “Fund”). The Fund is a diversified portfolio and currently offers five classes of shares: Class A, Class C, Class IR, Class R and Institutional Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Class IR and Class R are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income and dividend income, net of any foreign withholding taxes, less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT. Distributions from Master Limited Partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting interest rate swaps whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as gains or losses. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent and Service and Shareholder Administration fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Offering and Organization Costs — Offering costs paid in connection with the offering of shares of the Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed on the first day of operations.

E.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly, and distributions from net capital gains, if any, are declared and paid annually.

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds — Investments in the Underlying Funds are valued at the NAV of the Institutional Share class of each Underlying Fund on the day of valuation. Because the Fund invests in other mutual funds that fluctuate in value, the Fund’s shares may correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund’s financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. The Fund adopted the disclosure requirement of netting for the current reporting period. Since these amended principles only require additional disclosures concerning offsetting and related arrangements, adoption did not affect the Fund’s financial condition or result of operations.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

A MRA governs transactions between the Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At April 30, 2014 the Fund’s investment in a repurchase agreement was subject to enforceable MRAs. The repurchase agreement on a net basis was as follows:

Repurchase Agreements
Total gross amount presented in Statements of Assets and Liabilities	$1,300,000
Non-cash Collateral offsetting(1)	(1,300,000)
Net Amount(2)	$—

(1)	At April 30, 2014, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.
(2)	Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

B.  Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs, ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of April 30, 2014:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$5,306,042	$—	$—
Investment Companies	4,423,011	—	—
Short-term Investments	—	1,300,000	—
Total	$9,729,053	$1,300,000	$—
Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$36,439	$—	$—
Interest Rate Swap Contracts	—	25,189	—
Total	$36,439	$25,189	$—
Liabilities(a)
Futures Contracts	$(6,642)	$—	$—
Interest Rate Swap Contracts	—	(35,681)	—
Total	$(6,642)	$(35,681)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts as of April 30, 2014. These instruments were used to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets(a)	Statement of Assets and Liabilities	Liabilities(a)
Equity	Variation margin on certain derivative contracts	$36,439	Variation margin on certain derivative contracts	$(6,642)
Interest rate	Variation margin on certain derivative contracts	25,189	Variation margin on certain derivative contracts	(35,681)
Total		$61,628		$(42,323)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2014. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts /Net change in unrealized gain (loss) on futures contracts	$58,105	$5,652	15
Interest Rate	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(656)	(6,372)	2
Total		$57,449	$(720)	17

(a)	Average number of contracts is based on the average of month end balances for the six months ended April 30, 2014.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2014, the contractual and effective net management fee with GSAM were at the following rates:

Contractual Management Rate						Effective Net Management Rate*
First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
0.70%	0.63%	0.60%	0.59%	0.57%	0.70%	0.51%

*	GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests through at least February 28, 2015. Prior to such date, GSAM may not terminate the arrangement without the approval of the Trustees.

B.  Distribution and Service Plans — The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on the Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class C	Class R*
Distribution Plan	0.25%	0.75%	0.50%
Service Plan	—	0.25	—

*	With respect to Class A and Class R Shares, the Distributor, at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge and Class C Shares’ CDSC. During the period ended April 30, 2014, Goldman Sachs did not collect any front end sales charge or CDSC.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.19% of the average daily net assets of Class A, Class C, Class IR and Class R Shares; and 0.04% of the average daily net assets of Institutional Shares.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” of the Fund (excluding transfer agent fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, shareholder meetings, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund are 0.064%. These Other Expense limitations will remain in place through at least August 31, 2014, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2014, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Reimbursements	Other Expense Reimbursements	Total Expense Reductions
$10,107	$230,163	$240,270

As of April 30, 2014, the amounts owed to affiliates of the Fund were as follows:

Management Fees	Distribution and Service Fees	Transfer Agent Fees	Total
$4,688	$24	$373	$5,085

F.  Other Transactions with Affiliates — For the six months ended April 30, 2014, Goldman Sachs earned $1,226 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Fund.

As of April 30, 2014, the Goldman Sachs Group (“GSG”), Inc. was the beneficial owner of approximately 45%, 100%, 98%, 100% and 100% of Class A, Class C, Institutional, Class IR and Class R, respectively of the Fund.

The Fund invests in the Institutional Shares of the Goldman Sachs Inflation Protected Securities Fund, Local Emerging Markets Debt Fund and Strategic Income Fund. These Underlying Funds are considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the six months ended April 30, 2014:

Underlying Fund	Market Value 10/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net change in Unrealized Gain (Loss)	Market Value 4/30/2014	Dividend Income	Capital Gain Distributions
Inflation Protected Securities Fund	$1,220,846	$16,196	$(166,018)	$1,896	$(12,632)	$1,060,288	$—	$16,196
Local Emerging Markets Debt Fund	516,420	10,488	(160,827)	2,697	(26,183)	342,595	10,487	—
Strategic Income Fund	2,963,386	42,717	—	—	14,025	3,020,128	42,717	—
Total	$4,700,652	$69,401	$(326,845)	$4,593	$(24,790)	$4,423,011	$53,204	$16,196

G.  Line of Credit Facility — Effective May 6, 2014, the Fund was added to a $1,080,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). This facility is to be used solely for temporary or emergency purposes, which may include the funding of redemptions. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2014, were $539,304 and $989,003, respectively.

7. TAX INFORMATION

As of April 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,438,803
Gross unrealized gain	615,169
Gross unrealized loss	(24,919)
Net unrealized gain	$590,250

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures, and differences related to the tax treatment of partnership investments and swap transactions.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Publicly Traded Partnership Risk — In addition to the risks associated with the underlying assets and exposures within a PTP, risks of investments in PTPs may include, among others, dependence upon specialized skills of the PTP’s manager, potential lack of liquidity, and limitations on voting and distribution rights.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

8. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Period Ended October 31, 2013(a)
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,248	$13,000	1,002	$10,015
Reinvestment of distributions	10	101	—	—
Shares redeemed	—	—	(2)	(15)
	1,258	13,101	1,000	10,000
Class C Shares
Shares sold	—	—	1,001	10,011
Reinvestment of distributions	7	70	—	—
Shares redeemed	—	—	(1)	(10)
	7	70	1,000	10,001
Institutional Shares
Shares sold	8,904	91,000	1,005,710	10,062,015
Reinvestment of distributions	11,872	122,792	—	—
Shares redeemed	—	—	(2)	(15)
	20,776	213,792	1,005,708	10,062,000
Class IR Shares
Shares sold	—	—	2,501	25,010
Reinvestment of distributions	27	281	—	—
Shares redeemed	—	—	(1)	(10)
	27	281	2,500	25,000
Class R Shares
Shares sold	—	—	2,501	25,010
Reinvestment of distributions	21	217	—	—
Shares redeemed	—	—	(1)	(10)
	21	217	2,500	25,000
NET INCREASE	22,089	$227,461	1,012,708	$10,132,001

(a)	Commenced operations on August 30, 2013

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Fund Expenses — Six Month Period Ended April 30, 2014 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Class IR or Class R Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Class IR or Class R Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Multi-Asset Real Return Fund
Share Class	Beginning Account Value 11/1/13	Ending Account Value 4/30/14		Expenses Paid for the 6 months ended 4/30/14*
Class A
Actual	$1,000.00	$1,045.60		$5.22
Hypothetical 5% return	1,000.00	1,019.69	+	5.16
Class C
Actual	1,000.00	1,040.90		8.96
Hypothetical 5% return	1,000.00	1,016.02	+	8.85
Institutional
Actual	1,000.00	1,047.90		3.10
Hypothetical 5% return	1,000.00	1,021.77	+	3.06
Class IR
Actual	1,000.00	1,047.00		3.81
Hypothetical 5% return	1,000.00	1,021.08	+	3.76
Class R
Actual	1,000.00	1,044.50		6.39
Hypothetical 5% return	1,000.00	1,018.55	+	6.31

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2014. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Class IR	Class R
Multi-Asset Real Return	1.03%	1.77%	0.61%	0.75%	1.26%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $935.2 billion in assets under supervision as of March 31, 2014, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman, Sachs & Co. subject to legal, internal and regulatory restrictions.

Money Market1

Financial Square FundsSM

■	Financial Square Tax-Exempt Funds
■	Financial Square Federal Fund
■	Financial Square Government Fund
■	Financial Square Money Market Fund
■	Financial Square Prime Obligations Fund
■	Financial Square Treasury Instruments Fund
■	Financial Square Treasury Obligations Fund

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	High Quality Floating Rate Fund
■	Limited Maturity Obligations Fund
■	Short Duration Government Fund
■	Short Duration Income Fund
■	Government Income Fund
■	Inflation Protected Securities Fund

Multi-Sector

■	Core Fixed Income Fund
■	Core Plus Fixed Income Fund
■	Global Income Fund
■	Strategic Income Fund
■	World Bond Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Municipal Income Fund
■	Short Duration Tax-Free Fund

Single Sector

■	Investment Grade Credit Fund
■	U.S. Mortgages Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Local Emerging Markets Debt Fund
■	Dynamic Emerging Markets Debt Fund

Corporate Credit

■	Long Short Credit Strategies Fund[2]

Fundamental Equity

■	Growth and Income Fund
■	Small Cap Value Fund
■	Small/Mid Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Capital Growth Fund
■	Strategic Growth Fund
■	Focused Growth Fund
■	Small/Mid Cap Growth Fund
■	Flexible Cap Growth Fund
■	Concentrated Growth Fund
■	Technology Tollkeeper Fund
■	Growth Opportunities Fund
■	Rising Dividend Growth Fund
■	U.S. Equity Fund
■	Income Builder Fund

Tax-Advantaged Equity

■	U.S. Tax-Managed Equity Fund[3]
■	International Tax-Managed Equity Fund[3]
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund

Equity Insights

■	Small Cap Equity Insights Fund
■	U.S. Equity Insights Fund
■	Small Cap Growth Insights Fund
■	Large Cap Growth Insights Fund
■	Large Cap Value Insights Fund
■	Small Cap Value Insights Fund
■	International Small Cap Insights Fund
■	International Equity Insights Fund
■	Emerging Markets Equity Insights Fund

Fundamental Equity International

■	Strategic International Equity Fund
■	Focused International Equity Fund[4]
■	International Small Cap Fund
■	Asia Equity Fund
■	Emerging Markets Equity Fund
■	BRIC Fund (Brazil, Russia, India, China)
■	N-11 Equity Fund

Select Satellite5

■	Real Estate Securities Fund
■	International Real Estate Securities Fund
■	Commodity Strategy Fund
■	Dynamic Commodity Strategy Fund
■	Dynamic Allocation Fund
■	Absolute Return Tracker Fund
■	Managed Futures Strategy Fund
■	MLP Energy Infrastructure Fund
■	Multi-Manager Alternatives Fund
■	Multi-Asset Real Return Fund
■	Retirement Portfolio Completion Fund
■	Fixed Income Macro Strategies Fund

Total Portfolio Solutions5

■	Balanced Strategy Portfolio
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Equity Growth Strategy Portfolio
■	Satellite Strategies Portfolio
■	Enhanced Dividend Global Equity Portfolio
■	Tax Advantaged Global Equity Portfolio

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[2]	Effective at the close of business on March 21, 2014, the Goldman Sachs Credit Strategies Fund was reorganized with and into the Goldman Sachs Long Short Credit Strategies Fund.
[3]	Effective at the close of business on April 30, 2014, the Goldman Sachs Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds were renamed the Goldman Sachs U.S. Tax-Managed Equity and International Tax-Managed Equity Funds respectively.
[4]	Effective at the close of business on February 28, 2014, the Goldman Sachs Concentrated International Equity Fund was renamed the Goldman Sachs Focused International Equity Fund.
[5]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

*This	list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end fund.

TRUSTEES

Ashok N. Bakhru, Chairman

Donald C. Burke

John P. Coblentz, Jr.

Diana M. Daniels

Joseph P. LoRusso

Herbert J. Markley

James A. McNamara

Jessica Palmer

Alan A. Shuch

Richard P. Strubel

Roy W. Templin

OFFICERS James A. McNamara, President Scott M. McHugh, Principal Financial Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384; and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

Holdings and allocations shown are as of April 30, 2014 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2014 Goldman Sachs. All rights reserved. 130048.MF.MED.TMPL/5/2014 MARRSAR14 / 172

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 30, 2014

By:	/s/ Scott McHugh

Scott McHugh
Principal Financial Officer
Goldman Sachs Trust

Date:	June 30, 2014